Employee Benefit Plans and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Defined Benefit Pension, Healthcare and Other Plans

The following summarizes data from CNH Industrial’s defined benefit pension, healthcare and other postemployment plans for the years ended December 31, 2015 and 2014:

	Pension		Healthcare ˡ		Other ˡ
	2015	2014	2015	2014	2015	2014
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$3,619	$3,441	$1,243	$1,117	$526	$565
Service cost	30	27	8	9	15	18
Interest cost	112	134	48	51	5	10
Plan participants’ contributions	3	3	9	8	—	—
Actuarial (gain) loss	(159)	442	(64)	150	(37)	58
Gross benefits paid	(190)	(233)	(80)	(78)	(45)	(40)
Plan amendments	—	1	—	(12)	—	(24)
Currency translation adjustments and other	(134)	(196)	(7)	(2)	(41)	(61)
Ending benefit obligation	3,281	3,619	1,157	1,243	423	526
Change in the fair value of plan assets:
Beginning plan assets	2,686	2,665	107	98	—	—
Actual return on plan assets	(9)	288	—	11	—	—
Employer contributions	27	28	—	—	—	—
Plan participants’ contributions	3	3	—	—	—	—
Gross benefits paid	(161)	(199)	(2)	(2)	—	—
Currency translation adjustments and other	(66)	(99)	—	—	—	—
Ending plan assets	2,480	2,686	105	107	—	—
Funded status:	$(801)	$(933)	$(1,052)	$(1,136)	$(423)	$(526)

ˡ The healthcare and other postemployment plans are not required to be prefunded.

Defined Benefit Pension Plans by Geographical Area

The following summarizes data from CNH Industrial’s defined benefit pension plans by significant geographical area for the years ended December 31, 2015 and 2014:

	U.S.		U.K		Germanyˡ		Other Countriesˡ
	2015	2014	2015	2014	2015	2014	2015	2014
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$1,291	$1,223	$1,468	$1,360	$523	$537	$337	$321
Service cost	6	5	7	5	4	4	13	13
Interest cost	48	55	50	56	8	14	6	9
Plan participants’ contributions	—	—	—	—	—	—	3	3
Actuarial (gain) loss	(54)	128	(74)	199	(16)	71	(15)	44
Gross benefits paid	(83)	(120)	(64)	(62)	(29)	(34)	(14)	(17)
Plan amendments	—	—	—	—	—	—	—	1
Currency translation adjustments and other	—	—	(55)	(90)	(52)	(69)	(27)	(37)
Ending benefit obligation	1,208	1,291	1,332	1,468	438	523	303	337
Change in the fair value of plan assets:
Beginning plan assets	1,295	1,269	1,105	1,099	5	6	281	291
Actual return on plan assets	(30)	146	13	119	—	—	8	23
Employer contributions	—	—	17	17	—	—	10	11
Plan participants’ contributions	—	—	—	—	—	—	3	3
Gross benefits paid	(83)	(120)	(64)	(62)	—	—	(14)	(17)
Currency translation adjustments and other	—	—	(43)	(68)	—	(1)	(23)	(30)
Ending plan assets	1,182	1,295	1,028	1,105	5	5	265	281
Funded status:	$(26)	$4	$(304)	$(363)	$(433)	$(518)	$(38)	$(56)

Net Amounts Recognized in Consolidated Balance Sheets

Net amounts recognized in the consolidated balance sheets as of December 31, 2015 and 2014 consist of:

	Pension		Healthcare		Other
	2015	2014	2015	2014	2015	2014
	(in millions)
Other assets	$6	$19	$—	$—	$—	$—
Pension, postretirement and other postemployment benefits	(807)	(952)	(1,052)	(1,136)	(423)	(526)
Net liability recognized at end of year	$(801)	$(933)	$(1,052)	$(1,136)	$(423)	$(526)

Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2015 consist of:

	Pension	Healthcare	Other
	(in millions)
Unrecognized actuarial losses	$970	$195	$66
Unrecognized prior service credit	(3)	(10)	(4)
Accumulated other comprehensive loss	$967	$185	$62

Accumulated Benefit Obligations in Excess of Plan Assets

The following table summarizes the aggregate pension accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension
	2015	2014
	(in millions)
Accumulated benefit obligation	$3,182	$2,103
Fair value of plan assets	$2,404	$1,191

Projected Benefit Obligations in Excess of Plan Assets

The following table summarizes CNH Industrial’s pension and other postemployment plans with projected benefit obligations in excess of plan assets:

	Pension		Healthcare		Other
	2015	2014	2015	2014	2015	2014
	(in millions)
Projected benefit obligation	$3,211	$2,149	$1,157	$1,243	$423	$526
Fair value of plan assets	$2,404	$1,191	$105	$107	$—	$—

Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit for the years ended December 31, 2015, 2014, and 2014:

	Pension			Healthcare			Other
	2015	2014	2013	2015	2014	2013	2015	2014	2013
	(in millions)
Service cost	$30	$27	$27	$8	$9	$9	$15	$18	$16
Interest cost	112	134	126	48	51	45	5	10	12
Expected return on assets	(140)	(151)	(166)	(7)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	1	2	(10)	(12)	(12)	1	2	1
Actuarial loss (gain)	83	64	78	26	5	22	(7)	13	(5)
Settlement loss and other	—	—	1	—	—	—	—	1	1
Net periodic benefit cost	$85	$75	$68	$65	$46	$57	$14	$44	$25

Net Periodic Benefit Cost Recognized in Net Income and Other Changes in Plan Assets and Benefit Obligation

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations that are recognized in other comprehensive loss during 2015 consist of:

	Pension	Healthcare	Other
	(in millions)
Net periodic benefit cost	$85	$65	$14
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial gains	(10)	(57)	(37)
Amortization of actuarial gains (losses)	(83)	(26)	7
Amortization of prior service (cost) credit	—	10	(1)
Currency translation adjustments and other	(38)	(1)	(9)
Total recognized in other comprehensive loss	(131)	(74)	(40)
Total recognized in comprehensive loss	$(46)	$(9)	$(26)

Pre-tax Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (Loss)

Pre-tax amounts expected to be amortized in 2016 from accumulated other comprehensive loss consist of:

	Pension	Healthcare	Other
	(in millions)
Actuarial losses	$(79)	$(15)	$—
Prior service (cost) credit	—	4	(1)
Total	$(79)	$(11)	$(1)

Assumptions Utilized in Determining the Funded Status and Net Periodic Cost of Defined Benefit Pension Plans and Other Postretirement Benefit Plans

The following assumptions were utilized in determining the funded status as at December 31, 2015 and 2014, and the net periodic benefit cost of CNH Industrial’s defined benefit plans for the years ended December 31, 2015, 2014, and 2013:

	Pension plans			Healthcare plans			Other
(in %)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Assumptions used to determine funded status at December 31
Weighted-average discount rates	3.49	3.22	n/a	4.27	3.96	n/a	2.06	1.81	n/a
Weighted-average rate of compensation increase	2.98	3.25	n/a	2.50	3.00	n/a	1.33	2.27	n/a
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	6.98	7.23	n/a	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	n/a	n/a	n/a	n/a
Assumptions used to determine expense for the years ended December 31
Weighted-average discount rates	3.22	4.05	3.75	3.96	4.67	3.79	1.81	3.00	3.27
Weighted-average rate of compensation increase	3.25	3.35	2.99	3.00	3.42	3.42	2.27	2.63	2.75
Weighted-average long-term rates of return on plan assets	5.38	5.85	5.95	6.75	6.75	7.00	n/a	n/a	n/a
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	7.23	8.19	7.04	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	5.00	n/a	n/a	n/a

*	CNH Industrial expects to achieve the ultimate healthcare cost trend rate in 2024 and 2018 for U.S. and Canada plans, respectively.

Effect of One Percentage Point Change in Assumed Healthcare Cost Trend Rates

A one percentage point change in the assumed healthcare cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)
Total increase/(decrease) in service cost and interest cost components of 2015 Healthcare Plan benefit expense	$8	$(7)
Total increase/(decrease) in accumulated Healthcare benefit obligations as of December 31, 2015	$149	$(121)

Weighted Average Target Asset Allocation for All Plans	Weighted average target asset allocation for all plans for 2015 are as follows:
All Plans
Asset category:
Equity securities	22%
Debt securities	67%
Cash/Other	11%

Summary of Fair Value of Plan Assets by Asset Category and Level Within Fair Value Hierarchy

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2015:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—large cap	$53	$15	$38	$—
U.S. equities—mid cap	—	—	—	—
U.S. equities—small cap	—	—	—	—
Non-U.S. equities	289	—	289	—
Total Equity securities	342	15	327	—
Fixed income securities:
U.S. government bonds	305	302	3	—
U.S. corporate bonds	504	—	504	—
Non-U.S. government bonds	611	17	594	—
Non-U.S. corporate bonds	112	—	112	—
Mortgage backed securities	1	—	1	—
Other fixed income	12	—	12	—
Total Fixed income securities	1,545	319	1,226	—
Other types of investments:
Mutual funds (A)	537	—	537	—
Insurance contracts	133	—	—	133
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Other (B)	8	—	8	—
Total Other types of investments	678	—	545	133
Cash:	20	1	19	—
Total	$2,585	$335	$2,117	$133

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in both U.S. and non-U.S. equity securities.

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2014:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—large cap	$—	$—	$—	$—
U.S. equities—mid cap	—	—	—	—
U.S. equities—small cap	—	—	—	—
Non-U.S. equities—large cap	15	15	—	—
Total Equity securities	15	15	—	—
Fixed income securities:
U.S. government bonds	346	336	10	—
U.S. corporate bonds	534	—	534	—
Non-U.S. government bonds	682	17	665	—
Non-U.S. corporate bonds	116	—	116	—
Mortgage backed securities	1	—	1	—
Other fixed income	31	—	31	—
Total Fixed income securities	1,710	353	1,357	—
Other types of investments:
Mutual funds(A)	556	—	556	—
Insurance contracts	125	—	—	125
Derivatives—credit contracts	4	4	—	—
Real estate	—	—	—	—
Other (B)	350	—	350	—
Total Other types of investments	1,035	4	906	125
Cash:	33	—	33	—
Total	$2,793	$372	$2,296	$125

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in both U.S. and non-U.S. equity securities.

Changes in Level 3 Plan Assets

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2015:

Insurance Contracts
Balance at December 31, 2014	$125
Actual return on plan assets relating to assets still held at reporting date	2
Purchases	7
Settlements	(6)
Transfers in and/or out of level 3	6
Currency impact	(1)
Balance at December 31, 2015	$133

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2014:

Insurance Contracts
Balance at December 31, 2013	$33
Actual return on plan assets relating to assets still held at reporting date	6
Purchases	105
Settlements	(3)
Currency impact	(16)
Balance at December 31, 2014	$125

Cash Flows Related to Total Benefits Expected to be Paid

The benefit expected to be paid from the benefit plans, which reflect expected future years of service, and the Medicare subsidy expected to be received are as follows:

	Pension Plans	Healthcare	Medicare Part D Reimbursement	Other
	(in millions)
2016	$189	$74	$(1)	$30
2017	189	72	—	30
2018	188	71	—	35
2019	189	71	—	33
2020	193	70	—	35
2021 - 2025	964	341	(2)	146
Total	$1,912	$699	$(3)	$309